Janus Henderson Developed World Bond Fund

Schedule of Investments (unaudited)

September 30, 2023

Shares or Principal Amounts			Value
Asset-Backed/Commercial Mortgage-Backed Securities– 0.3%
Tesco Property Finance 3 PLC, 5.7440%, 4/13/40((cost $6,589,893)	3,649,769	GBP	$4,128,282
Corporate Bonds– 48.7%
Banking – 8.8%
Bank of America Corp, 4.2000%, 8/26/24	$1,860,000		1,827,434
Barclays Bank PLC, ICE LIBOR USD 3 Month + 1.5500%, 6.2780%‡,µ	3,800,000		3,610,106
Cooperatieve Rabobank UA, 3.7500%, 7/21/26	4,022,000		3,745,092
Cooperatieve Rabobank UA/Australia, 4.2500%, 5/12/26	2,000,000	AUD	1,254,994
Goldman Sachs Group Inc, 4.0000%, 5/2/24	5,270,000	AUD	3,363,479
JPMorgan Chase & Co, SOFR + 1.3200%, 4.0800%, 4/26/26‡	3,710,000		3,600,427
Lloyds Banking Group PLC, 4.0000%, 3/7/25	4,400,000	AUD	2,763,152
Lloyds Banking Group PLC,
US Treasury Yield Curve Rate 1 Year + 1.7500%, 4.7160%, 8/11/26‡	7,500,000		7,293,537
Lloyds Banking Group PLC, 4.2500%, 11/22/27	2,190,000	AUD	1,313,770
Lloyds Banking Group PLC,
UK Govt Bonds 5 Year Note Generic Bid Yield + 3.1000%, 6.6250%, 6/2/33‡	3,730,000	GBP	4,421,780
Lloyds Banking Group PLC,
UK Govt Bonds 5 Year Note Generic Bid Yield + 2.4000%, 2.7070%, 12/3/35‡	8,508,000	GBP	7,683,164
Lloyds Banking Group PLC,
US Treasury Yield Curve Rate 5 Year + 1.5000%, 3.3690%, 12/14/46‡	5,510,000		3,358,603
Morgan Stanley, SOFR + 1.7300%, 5.1230%, 2/1/29‡	1,564,000		1,506,157
Morgan Stanley, SONIA Interest Rate Benchmark + 2.2520%, 11/18/33‡	4,700,000	GBP	5,551,428
Nationwide Building Society, 4.0000%, 9/14/26 (144A)	5,203,000		4,826,100
Nationwide Building Society,
ICE SWAP Rate GBP SONIA 1 Year + 2.2130%, 6.1780%, 12/7/27‡	6,670,000	GBP	8,059,590
Nationwide Building Society, 10.2500%‡,µ	8,500	GBP	1,171,713
Natwest Group PLC, 6.6250%, 6/22/26	4,902,000	GBP	6,063,810
Natwest Group PLC,
US Treasury Yield Curve Rate 1 Year + 2.8500%, 7.4720%, 11/10/26‡	13,530,000		13,802,088
Natwest Group PLC,
US Treasury Yield Curve Rate 1 Year + 1.3500%, 5.8470%, 3/2/27‡	2,650,000		2,615,458
Santander UK Group Holdings PLC, SOFR + 2.7490%, 6.8330%, 11/21/26‡	11,438,000		11,502,062
Santander UK Group Holdings PLC, GBP SWAP 1YR + 2.8660%, 7.0980%, 11/16/27‡	4,660,000	GBP	5,734,152
UBS Group AG,
US Treasury Yield Curve Rate 1 Year + 1.6000%, 4.4900%, 8/5/25 (144A)‡	14,975,000		14,711,760
UBS Group AG, 5.9590%, 1/12/34 (144A)	3,370,000		3,232,523
			123,012,379
Brokerage – 0.9%
Intercontinental Exchange Inc, 1.8500%, 9/15/32	7,797,000		5,701,112
LSEGA Financing PLC, 1.3750%, 4/6/26 (144A)	5,000,000		4,477,316
Nasdaq Inc, 5.3500%, 6/28/28	1,240,000		1,217,346
Nasdaq Inc, 4.5000%, 2/15/32	1,100,000	EUR	1,152,513
Nasdaq Inc, 5.5500%, 2/15/34	854,000		815,102
			13,363,389
Capital Goods – 0.1%
Ball Corp, 4.8750%, 3/15/26	1,730,000		1,661,464
Communications – 5.8%
American Tower Corp, 3.6000%, 1/15/28	7,580,000		6,878,140
Comcast Corp, 0%, 9/14/26	1,420,000	EUR	1,337,641
Crown Castle International Corp, 3.6500%, 9/1/27	1,883,000		1,728,589
Crown Castle International Corp, 3.8000%, 2/15/28	1,990,000		1,824,625
Crown Castle International Corp, 3.1000%, 11/15/29	2,801,000		2,382,750
Crown Castle International Corp, 2.2500%, 1/15/31	4,508,000		3,498,510
Deutsche Telekom International Finance BV, 1.5000%, 4/3/28	2,800,000	EUR	2,685,091
Netflix Inc, 5.8750%, 11/15/28	6,100,000		6,134,532
Netflix Inc, 3.8750%, 11/15/29	1,320,000	EUR	1,352,250
Netflix Inc, 3.6250%, 6/15/30	2,680,000	EUR	2,686,601
Netflix Inc, 4.8750%, 6/15/30 (144A)	962,000		910,733
Orange SA, 1.1250%, 7/15/24	2,600,000	EUR	2,683,350
Orange SA, 1.0000%, 5/12/25	4,100,000	EUR	4,129,571
Orange SA, 1.3750%, 1/16/30	5,500,000	EUR	5,049,851
Sky Ltd, 2.5000%, 9/15/26	4,025,000	EUR	4,074,458
T-Mobile USA Inc, 3.5000%, 4/15/25	9,500,000		9,166,629
T-Mobile USA Inc, 2.2500%, 2/15/26	7,500,000		6,904,235
T-Mobile USA Inc, 4.7500%, 2/1/28	933,000		894,297
T-Mobile USA Inc, 2.6250%, 2/15/29	1,794,000		1,519,829
T-Mobile USA Inc, 3.8750%, 4/15/30	9,017,000		7,988,800
Verizon Communications Inc, 4.5000%, 8/17/27	5,970,000	AUD	3,719,106
Verizon Communications Inc, 2.3500%, 3/23/28	3,420,000	AUD	1,919,208

Shares or Principal Amounts			Value
Corporate Bonds– (continued)
Communications– (continued)
Virgin Media Secured Finance PLC, 4.1250%, 8/15/30 (144A)	2,500,000	GBP	$2,397,260
			81,866,056
Consumer Cyclical – 5.3%
Booking Holdings Inc, 4.0000%, 11/15/26	10,358,000	EUR	10,994,297
Booking Holdings Inc, 3.5500%, 3/15/28	$1,116,000		1,038,870
Compass Group PLC, 2.0000%, 7/3/29	5,100,000	GBP	5,237,495
Experian Finance PLC, 4.2500%, 2/1/29 (144A)	6,600,000		6,186,413
Experian Finance PLC, 2.7500%, 3/8/30 (144A)	7,341,000		6,066,325
Experian Finance PLC, 3.2500%, 4/7/32	830,000	GBP	853,511
Levi Strauss & Co, 3.5000%, 3/1/31 (144A)#	8,000,000		6,326,508
Service Corp International/US, 4.6250%, 12/15/27	6,882,000		6,377,825
Service Corp International/US, 5.1250%, 6/1/29	1,994,000		1,843,453
Service Corp International/US, 3.3750%, 8/15/30	9,803,000		7,901,218
Service Corp International/US, 4.0000%, 5/15/31	6,752,000		5,543,266
Sodexo SA, 1.7500%, 6/26/28	6,400,000	GBP	6,584,253
Walmart Inc, 4.8750%, 9/21/29	8,500,000	EUR	9,551,884
			74,505,318
Consumer Non-Cyclical – 15.1%
Abbott Ireland Financing DAC, 1.5000%, 9/27/26	2,650,000	EUR	2,625,214
AbbVie Inc, 4.5000%, 5/14/35	5,050,000		4,562,851
Amgen Inc, 5.2500%, 3/2/30	1,754,000		1,713,635
Amgen Inc, 5.2500%, 3/2/33	5,041,000		4,818,989
Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide Inc,
4.7000%, 2/1/36	3,370,000		3,088,727
Anheuser-Busch InBev SA/NV, 2.7000%, 3/31/26	13,389,000	EUR	13,759,569
Anheuser-Busch InBev Worldwide Inc, 4.1000%, 9/6/27	2,840,000	AUD	1,757,792
Anheuser-Busch InBev Worldwide Inc, 3.5000%, 6/1/30	3,680,000		3,274,120
Avantor Funding Inc, 3.8750%, 7/15/28	2,365,000	EUR	2,291,298
Avantor Funding Inc, 3.8750%, 7/15/28 (144A)	4,590,000	EUR	4,446,960
Bacardi Ltd, 4.4500%, 5/15/25 (144A)	3,873,000		3,758,236
Bacardi Ltd, 4.7000%, 5/15/28 (144A)	4,806,000		4,573,943
Coca-Cola Co, 3.2500%, 6/11/24	4,990,000	AUD	3,173,540
Coca-Cola Co, 2.1250%, 9/6/29	5,330,000		4,544,634
Coca-Cola Co, 0.3750%, 3/15/33	10,000,000	EUR	7,693,630
Diageo Capital PLC, 1.3750%, 9/29/25	5,000,000		4,621,330
Diageo Capital PLC, 2.0000%, 4/29/30	1,709,000		1,386,428
Diageo Finance PLC, 0.5000%, 6/19/24	7,335,000	EUR	7,558,776
Diageo Finance PLC, 1.7500%, 10/12/26	6,600,000	GBP	7,327,357
Elanco Animal Health Inc, 6.6500%, 8/28/28#	1,640,000		1,594,900
HCA Inc, 5.3750%, 2/1/25	9,202,000		9,104,614
HCA Inc, 5.2500%, 6/15/26	1,585,000		1,551,695
HCA Inc, 4.1250%, 6/15/29	4,675,000		4,232,190
HCA Inc, 3.6250%, 3/15/32	2,847,000		2,359,846
Heineken NV, 3.5000%, 1/29/28 (144A)	2,320,000		2,160,539
IQVIA Inc, 5.0000%, 5/15/27 (144A)	5,207,000		4,908,002
Keurig Dr Pepper Inc, 3.4000%, 11/15/25	4,762,000		4,543,281
Keurig Dr Pepper Inc, 3.2000%, 5/1/30	929,000		801,147
Kimberly-Clark Corp, 0.6250%, 9/7/24	7,353,000	EUR	7,528,590
Kimberly-Clark Corp, 3.1000%, 3/26/30	1,737,000		1,526,572
Nestle Finance International Ltd, 1.5000%, 4/1/30	10,000,000	EUR	9,297,638
Nestle Holdings Inc, 3.9000%, 9/24/38 (144A)	13,745,000		11,692,996
Novartis Finance SA, 0%, 9/23/28	10,000,000	EUR	8,890,188
Novo Nordisk Finance Netherlands BV, 0.7500%, 3/31/25	7,786,000	EUR	7,854,018
PepsiCo Inc, 2.6250%, 7/29/29#	2,695,000		2,365,086
PepsiCo Inc, 1.1250%, 3/18/31	5,000,000	EUR	4,394,522
PepsiCo Inc, 0.7500%, 10/14/33	13,434,000	EUR	10,622,599
Tesco Corporate Treasury Services, 2.7500%, 4/27/30	3,200,000	GBP	3,208,448
Tesco PLC, 6.1500%, 11/15/37 (144A)	2,001,000		1,899,153
Unilever PLC, 1.5000%, 7/22/26	2,350,000	GBP	2,617,618
Zoetis Inc, 5.4000%, 11/14/25	15,256,000		15,190,584
Zoetis Inc, 3.9000%, 8/20/28	2,450,000		2,301,969
Zoetis Inc, 2.0000%, 5/15/30	4,547,000		3,639,756
			211,262,980
Government Sponsored – 1.3%
Electricite de France SA, 5.5000%, 1/25/35	1,900,000	GBP	2,106,017
Kreditanstalt fuer Wiederaufbau, 3.2000%, 9/11/26	11,843,000	AUD	7,331,044
Kreditanstalt fuer Wiederaufbau, 3.2000%, 3/15/28	13,660,000	AUD	8,264,577
			17,701,638
Insurance – 1.7%
Anthem Inc, 2.2500%, 5/15/30	2,905,000		2,363,392
Aviva PLC,
UK Govt Bonds 5 Year Note Generic Bid Yield + 4.7000%, 4.0000%, 6/3/55‡	2,320,000	GBP	2,120,751
Berkshire Hathaway Inc, 0%, 3/12/25	4,430,000	EUR	4,424,202

Shares or Principal Amounts			Value
Corporate Bonds– (continued)
Insurance– (continued)
BUPA Finance PLC, 4.1250%, 6/14/35	1,826,000	GBP	$1,647,289
BUPA Finance PLC,
UK Govt Bonds 5 Year Note Generic Bid Yield + 3.1700%, 4.0000%‡,µ	4,705,000	GBP	3,483,436
Centene Corp, 3.0000%, 10/15/30	$3,876,000		3,126,420
Centene Corp, 2.6250%, 8/1/31	7,558,000		5,788,692
Scottish Widows Ltd, 7.0000%, 6/16/43	612,000	GBP	709,802
			23,663,984
Technology – 9.7%
Alphabet Inc, 2.0500%, 8/15/50	5,947,000		3,246,815
Apple Inc, 2.5130%, 8/19/24	5,080,000	CAD	3,648,017
ASML Holding NV, 1.3750%, 7/7/26	5,846,000	EUR	5,813,309
CrowdStrike Holdings Inc, 3.0000%, 2/15/29	5,781,000		4,869,204
DELL International LLC / EMC Corp, 5.8500%, 7/15/25	9,055,000		9,042,930
DELL International LLC / EMC Corp, 6.0200%, 6/15/26	1,043,000		1,047,067
Equinix Inc, 3.2000%, 11/18/29	9,102,000		7,794,375
Experian Finance PLC, 2.1250%, 9/27/24	3,500,000	GBP	4,121,751
Fiserv Inc, 5.4500%, 3/2/28	2,556,000		2,533,530
Fiserv Inc, 3.5000%, 7/1/29	1,095,000		976,904
Fiserv Inc, 1.6250%, 7/1/30	1,770,000	EUR	1,567,527
Gartner Inc, 3.7500%, 10/1/30 (144A)	4,237,000		3,555,704
Microsoft Corp, 2.5250%, 6/1/50	25,197,000		15,326,599
MSCI Inc, 4.0000%, 11/15/29 (144A)	2,026,000		1,779,441
MSCI Inc, 3.6250%, 9/1/30 (144A)	2,483,000		2,081,105
NVIDIA Corp, 0.5840%, 6/14/24	5,500,000		5,309,429
NVIDIA Corp, 3.2000%, 9/16/26	1,627,000		1,540,774
Oracle Corp, 2.6500%, 7/15/26	3,467,000		3,196,561
Oracle Corp, 2.9500%, 4/1/30	6,440,000		5,419,172
Oracle Corp, 4.9000%, 2/6/33	2,473,000		2,279,439
Oracle Corp, 3.6000%, 4/1/50	9,685,000		6,264,767
Oracle Corp, 5.5500%, 2/6/53	3,270,000		2,865,055
Sage Group PLC/The, 2.8750%, 2/8/34	6,875,000	GBP	6,388,364
Salesforce.com Inc, 3.7000%, 4/11/28	2,252,000		2,124,499
Salesforce.com Inc, 1.9500%, 7/15/31	6,764,000		5,356,750
SAP SE, 1.7500%, 2/22/27	1,127,000	EUR	1,155,678
VMware Inc, 1.0000%, 8/15/24	5,602,000		5,366,086
VMware Inc, 4.5000%, 5/15/25	4,100,000		4,004,974
VMware Inc, 1.4000%, 8/15/26	2,245,000		1,980,330
VMware Inc, 3.9000%, 8/21/27	4,698,000		4,376,705
VMware Inc, 4.7000%, 5/15/30	7,315,000		6,737,356
Workday Inc, 3.8000%, 4/1/32	4,950,000		4,244,234
			136,014,451
Total Corporate Bonds (cost $763,542,489)			683,051,659
Foreign Government Bonds– 40.1%
Australia Government Bond, 0.2500%, 11/21/25	30,717,000	AUD	18,206,682
Australia Government Bond, 0.5000%, 9/21/26	7,530,000	AUD	4,359,064
Australia Government Bond, 3.2500%, 4/21/29	97,000,000	AUD	59,470,923
Australia Government Bond, 1.0000%, 11/21/31	30,019,000	AUD	14,830,679
Australia Government Bond, 1.7500%, 11/21/32	20,001,000	AUD	10,255,354
Australia Government Bond, 2.7500%, 5/21/41	46,294,000	AUD	22,574,308
Australia Government Bond, 1.7500%, 6/21/51	12,500,000	AUD	4,246,887
Canadian Government Bond, 1.5000%, 6/1/31	25,399,000	CAD	15,538,630
Federal Republic of Germany Bond, 0%, 10/9/26	29,751,183	EUR	28,832,336
Federal Republic of Germany Bond, 0%, 8/15/50	13,555,087	EUR	6,565,415
French Republic Government Bond OAT, 3.0000%, 5/25/33	24,811,539	EUR	25,419,618
Japan Government Five Year Bond, 0.0050%, 6/20/27	2,500,000,000	JPY	16,616,417
Kingdom of Sweden Government Bond, 2.5000%, 5/12/25	47,205,000	SEK	4,253,766
Kingdom of Sweden Government Bond, 1.0000%, 11/12/26	351,425,000	SEK	30,072,932
Kingdom of Sweden Government Bond, 0.1250%, 5/12/31	400,000,000	SEK	29,634,060
Kingdom of the Netherlands Government Bond, 0.7500%, 7/15/28 (144A)	47,494,771	EUR	45,216,380
Kingdom of the Netherlands Government Bond, 0.5000%, 7/15/32 (144A)	29,367,912	EUR	24,884,771
New Zealand Government Bond, 0.5000%, 5/15/26	60,000,000	NZD	31,631,410
New Zealand Government Bond, 3.0000%, 4/20/29	20,000,000	NZD	10,684,232
New Zealand Government Bond, 1.5000%, 5/15/31	33,000,000	NZD	15,108,862
Swiss Confederation Government Bond, 0.5000%, 5/27/30	47,000,000	CHF	49,591,035
United Kingdom Gilt, 1.5000%, 7/22/26	12,900,000	GBP	14,540,708
United Kingdom Gilt, 1.2500%, 7/22/27	30,183,392	GBP	32,856,574
United Kingdom Gilt, 3.2500%, 1/31/33	12,600,000	GBP	14,011,623
United Kingdom Gilt, 4.5000%, 9/7/34	27,430,366	GBP	33,467,831
Total Foreign Government Bonds (cost $656,473,255)			562,870,497
Mortgage-Backed Securities– 5.9%
Fannie Mae Pool:
3.5000%, 5/1/49	6,401,458		5,575,678
3.0000%, 9/1/50	8,527,299		7,087,192

Shares or Principal Amounts		Value
Mortgage-Backed Securities– (continued)
Fannie Mae Pool– (continued)
3.5000%, 2/1/51	$1,845,390	$1,607,337
3.0000%, 1/1/52	2,331,771	1,950,792
3.0000%, 4/1/52	21,891,581	18,286,757
3.0000%, 6/1/52	10,159,446	8,444,868
3.5000%, 8/1/52	3,754,052	3,258,755
3.5000%, 9/1/52	7,274,169	6,308,209
3.5000%, 9/1/52	2,280,882	1,973,685
4.5000%, 9/1/52	2,171,173	2,009,683
		56,502,956
Freddie Mac Pool:
3.0000%, 11/1/51	10,219,961	8,506,473
3.5000%, 4/1/52	4,315,069	3,751,857
3.0000%, 5/1/52	11,012,998	9,211,067
3.0000%, 5/1/52	3,980,886	3,335,321
4.0000%, 8/1/52	1,968,547	1,773,437
		26,578,155
Total Mortgage-Backed Securities (cost $90,613,047)		83,081,111
Investment Companies– 1.2%
Money Markets – 1.2%
Janus Henderson Cash Liquidity Fund LLC, 5.3601%ºº,£((cost $16,404,910)	16,401,573	16,406,494
Investments Purchased with Cash Collateral from Securities Lending– 0.4%
Investment Companies – 0.3%
Janus Henderson Cash Collateral Fund LLC, 5.2832%ºº,£	4,054,280	4,054,280
Time Deposits – 0.1%
Royal Bank of Canada, 5.3100%, 10/2/23	$1,013,570	1,013,570
Total Investments Purchased with Cash Collateral from Securities Lending (cost $5,067,850)		5,067,850
Total Investments (total cost $1,538,691,444) – 96.6%		1,354,605,893
Cash, Receivables and Other Assets, net of Liabilities – 3.4%		48,055,656
Net Assets – 100%		$1,402,661,549

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$509,140,506	37.6%
United Kingdom	259,607,384	19.2
Australia	133,943,897	9.9
Netherlands	83,075,085	6.1
Switzerland	76,425,506	5.6
Sweden	63,960,758	4.7
New Zealand	57,424,504	4.2
Germany	54,834,141	4.1
France	45,972,660	3.4
Belgium	21,880,208	1.6
Japan	16,616,417	1.2
Canada	15,538,630	1.2
Bermuda	8,332,179	0.6
Denmark	7,854,018	0.6

Total	$1,354,605,893	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 9/30/23
Investment Companies - 1.2%
Money Markets - 1.2%
Janus Henderson Cash Liquidity Fund LLC, 5.3601%ºº	$416,253	$1,059	$525	$16,406,494
Investments Purchased with Cash Collateral from Securities Lending - 0.3%
Investment Companies - 0.3%
Janus Henderson Cash Collateral Fund LLC, 5.2832%ºº	14,031∆	-	-	4,054,280
Total Affiliated Investments - 1.5%	$430,284	$1,059	$525	$20,460,774

	Value at 6/30/23	Purchases	Sales Proceeds	Value at 9/30/23
Investment Companies - 1.2%
Money Markets - 1.2%
Janus Henderson Cash Liquidity Fund LLC, 5.3601%ºº	74,365,513	121,705,886	(179,666,489)	16,406,494
Investments Purchased with Cash Collateral from Securities Lending - 0.3%
Investment Companies - 0.3%
Janus Henderson Cash Collateral Fund LLC, 5.2832%ºº	2,763,468	7,448,307	(6,157,495)	4,054,280

Schedule of Forward Foreign Currency Exchange Contracts

Counterparty/ Foreign Currency	Settlement Date	Foreign Currency Amount (Sold)/ Purchased	USD Currency Amount (Sold)/ Purchased	Market Value and Unrealized Appreciation/ (Depreciation)
BNP Paribas:
Australian Dollar	10/25/23	6,398,666	$(4,196,338)	$(79,557)
Australian Dollar	10/25/23	(102,757,621)	70,059,607	3,947,287
Australian Dollar	10/25/23	(940,462)	604,192	(883)
Australian Dollar	11/29/23	4,203,047	(2,693,740)	13,501
Australian Dollar	11/29/23	2,497,449	(1,619,251)	(10,609)
Australian Dollar	11/29/23	(98,927,405)	63,837,861	117,326
Australian Dollar	11/29/23	(2,700,624)	1,729,641	(9,868)
Australian Dollar	12/22/23	40,185	(25,862)	45
Australian Dollar	12/22/23	(2,285,609)	1,480,084	6,531
Australian Dollar	12/22/23	(83,472,716)	53,681,707	(133,941)
British Pound	10/25/23	1,797,280	(2,305,320)	(112,516)
British Pound	10/25/23	(60,422,755)	77,981,841	4,261,923
British Pound	11/29/23	14,950,001	(18,576,292)	(332,792)
British Pound	11/29/23	(81,098,126)	102,781,866	3,817,748
British Pound	12/22/23	309,595	(377,523)	383
British Pound	12/22/23	623,280	(766,173)	(5,370)
British Pound	12/22/23	(33,066,006)	40,715,509	353,703
British Pound	12/22/23	(246,960)	300,637	(813)
Canadian Dollar	10/25/23	63,830	(47,137)	(120)
Canadian Dollar	10/25/23	(11,508,451)	8,766,928	289,840
Canadian Dollar	11/29/23	(11,317,958)	8,361,284	20,372
Canadian Dollar	12/22/23	(11,508,451)	8,540,837	54,841
Euro	10/25/23	255,321	(280,442)	(10,265)
Euro	10/25/23	(92,081,130)	103,645,265	6,205,985
Euro	11/29/23	10,727,095	(11,544,622)	(175,755)
Euro	11/29/23	(92,234,373)	100,251,415	2,498,913
Euro	12/22/23	102,130	(107,971)	433
Euro	12/22/23	446,240	(477,351)	(3,698)
Euro	12/22/23	(95,160,058)	101,747,077	741,204
Euro	12/22/23	(266,882)	282,435	(842)
Japanese Yen	10/25/23	(833,315,753)	6,055,597	453,768
Japanese Yen	11/29/23	(833,315,753)	5,818,482	185,770
Japanese Yen	12/22/23	(833,315,753)	5,699,997	42,814
New Zealand Dollar	10/25/23	(45,995,828)	28,859,424	1,303,720
New Zealand Dollar	11/29/23	(47,162,881)	28,042,975	(212,314)
New Zealand Dollar	12/22/23	(2,362,507)	1,398,107	(17,265)
Swedish Krona	10/25/23	(350,425,683)	34,293,237	2,175,695
Swedish Krona	11/29/23	(198,804,346)	18,205,571	(43,971)
Swedish Krona	12/22/23	(174,652,117)	15,767,908	(294,913)
Swiss Franc	10/25/23	(24,406,004)	28,706,955	1,964,253
Swiss Franc	11/29/23	(879,006)	1,008,616	41,665
Swiss Franc	12/22/23	(24,406,004)	27,210,071	279,237
Total				$27,331,465

Schedule of Futures

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/(Depreciation)
Futures Long:
10 Year US Treasury Note	2,875	12/29/23	$310,679,688	$(5,394,075)
10-Year Australian Bond	1,895	12/15/23	136,395,052	(3,510,420)
5 Year US Treasury Note	2,363	1/4/24	248,964,203	(1,956,859)
Euro-Bund	771	12/11/23	104,845,176	(681,484)
Long Gilt	392	12/29/23	45,027,350	(348,512)
Total				$(11,891,350)

Schedule of Centrally Cleared Credit Default Swaps - Buy Protection
Reference Asset	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Value
ITRAXX.FINSEN.S39.V1, Fixed Rate of 1.00%, Paid Quarterly	6/20/28	(29,500,000)	EUR	$217,526	$(449,165)	$(231,639)

Schedule of OTC Credit Default Swaps - Buy Protection
Counterparty/ Reference Asset	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Contracts, at Value Asset/(Liability)

Goldman Sachs & Co. LLC:

BACR 4.375 11Sep24, Fixed Rate 1.00%, Paid Quarterly	12/20/27	(5,600,000)	EUR	$455,024	$(284,952)	$170,072

JPMorgan Chase Bank, National Association:

ITRAXX.FINSEN.S38.V1, Fixed Rate 1.00%, Paid Quarterly	12/20/27	(44,200,000)	EUR	657,573	(1,098,707)	(441,134)
Total				$1,112,597	$(1,383,659)	$(271,062)

Average Ending Monthly Value of Derivative Instruments During the Period Ended September 30, 2023

Credit default swaps:
Average notional amount - buy protection	$79,300,000
Forward foreign currency exchange contracts:
Average amounts purchased - in USD	57,627,603
Average amounts sold - in USD	960,627,681
Futures contracts:
Average notional amount of contracts - long	880,334,618

Notes to Schedule of Investments (unaudited)

ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
PLC	Public Limited Company
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Interbank Average Rate

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended September 30, 2023 is $160,092,168, which represents 11.4% of net assets.

‡

Variable or floating rate security. Rate shown is the current rate as of September 30, 2023. Certain variable rate securities are not based on a published reference rate and spread; they are determined by the issuer or agent and current market conditions. Reference rate is as of reset date and may vary by security, which may not indicate a reference rate and/or spread in their description.

ºº	Rate shown is the 7-day yield as of September 30, 2023.

#	Loaned security; a portion of the security is on loan at September 30, 2023.

µ	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date indicated, if any, represents the next call date.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of September 30, 2023.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Asset-Backed/Commercial Mortgage-Backed Securities	$-	$4,128,282	$-
Corporate Bonds	-	683,051,659	-
Foreign Government Bonds	-	562,870,497	-
Mortgage-Backed Securities	-	83,081,111	-
Investment Companies	-	16,406,494	-
Investments Purchased with Cash Collateral from Securities Lending	-	5,067,850	-
Total Investments in Securities	$-	$1,354,605,893	$-
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	-	28,776,957	-
Total Assets	$-	$1,383,382,850	$-
Liabilities
Other Financial Instruments(a):
OTC Swaps	$-	$1,383,659	$-
Forward Foreign Currency Exchange Contracts	-	1,445,492	-
Futures Contracts	11,891,350	-	-
Centrally Cleared Swaps	-	449,165	-
Total Liabilities	$11,891,350	$3,278,316	$-

(a)

Other financial instruments may include forward foreign currency exchange contracts, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts, futures contracts, and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Written options and written swaptions are reported at their market value at measurement date.

Investment Valuation

Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal period.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of September 30, 2023 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.

125-25-70258 11-23